Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-in-Interest Transactions
5.
Exempt Party-in-Interest Transactions

Certain Plan investments are shares of mutual funds and collective trust funds managed by Fidelity. The Plan paid certain expenses related to its operations and investment activity to various service providers, including Fidelity. Total administrative expenses were $689,000 for the year ended December 31, 2025. These transactions qualify as exempt party-in-interest transactions.

At December 31, 2025 and 2024, the Plan held, at the participants’ discretion, approximately 97,000 shares and 109,000 shares, respectively, of the Company’s common stock. At December 31, 2025 and 2024, the Company's common stock had a historical cost basis of $10,483,000 and $11,359,000, respectively. During the year ended December 31, 2025, the Plan recognized dividend income of $334,000 related to these shares.

Contributions, allocations and transfers to Martin Marietta Materials, Inc. Common Stock are no longer an option.